Material Accounting Policies (Policies) - Additional Information (Detail) - shares		12 Months Ended
	May 12, 2021	Dec. 31, 2025
Disclosure of accounting policy [Line Items]
Number of instruments common shares maximum granted	250,000
Ordinary shares [member]
Disclosure of accounting policy [Line Items]
Number of instruments common shares maximum granted		250,000